Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 6,421,371	$ 6,989,746	$ 25,165,733	$ 19,492,606
Cost of goods sold (exclusive of depreciation expense shown below)	4,656,799	5,464,113	19,277,786	14,969,683
Gross profit	1,764,572	1,525,633	5,887,947	4,522,923
Operating expenses
Advertising and marketing expenses	290,879	343,409	1,171,696	641,831
General and administrative expenses	3,393,542	2,143,550	9,106,716	5,144,601
Provision for credit losses	9,295		31,484	123,562
Depreciation and amortization expenses	25,364	42,752	126,791	148,763
Total operating expenses	3,719,080	2,529,711	10,436,687	6,058,757
Loss from operations	(1,954,508)	(1,004,078)	(4,548,740)	(1,535,834)
Other income (expense)
Interest expense	(1,856,979)	(1,136,300)	(5,270,404)	(653,429)
Change in fair value of warrant liabilities	476,583	(165,361)	(433,725)
Change in fair value of conversion option liabilities	272,479	(60,665)	(204,487)
Gain on forgiveness of payable			319,900
Foreign exchange loss	6,509	(4,704)	(48,071)
Resale commissions income	44,920		134,600	106,353
Other income (expense), net	(139,321)	43,526	117,531	65,949
Total other (expense) income, net	(1,195,809)	(1,323,504)	(5,384,656)	(481,127)
Loss before income taxes	(3,150,317)	(2,327,582)	(9,933,396)	(2,016,961)
Income tax benefit (expense)	400,000	(532,280)	(838,055)	838,055
Net loss	$ (2,750,317)	$ (2,859,862)	$ (10,771,451)	$ (1,178,906)
Net income (loss) per common share, basic (in Dollars per share)	$ (0.08)	$ (0.09)	$ (0.32)	$ (0.05)
Net income (loss) per common share, diluted (in Dollars per share)	$ (0.08)	$ (0.09)	$ (0.32)	$ (0.05)
Weighted average number of common shares outstanding, basic (in Shares)	35,341,529	31,896,640	33,505,605	24,875,667
Weighted average number of common shares outstanding, diluted (in Shares)	35,341,529	31,896,640	33,505,605	24,875,667